Filed under Rule 497(e)
Registration No. 033-08021
033-06502
002-85370
333-32798
333-11283
333-111662

SUNAMERICA EQUITY FUNDS

SUNAMERICA INCOME FUNDS

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

SUNAMERICA SERIES, INC.

SUNAMERICA SPECIALTY SERIES

(each, a “Registrant”)

Supplement dated August 25, 2016

to the Statements of Additional Information (“SAI”),

as supplemented and amended to date

Effective August 19, 2016, Matthew J. Hackethal was appointed as the Registrants’ Acting Chief Compliance Officer. Accordingly, the “Officers” table is amended by deleting any information relating to Katherine Stoner and amending the information relating to Matthew J. Hackethal as follows:

Name and Age	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
MATTHEW J. HACKETHAL Harborside Financial Center 3200 Plaza 5 Jersey City, NJ 07311-4992 AGE: 44	Acting Chief Compliance Officer; Anti-Money Laundering (“AML”) Compliance Officer	2006-Present	Acting Chief Compliance Officer (2016-Present); Chief Compliance Officer, SAAMCo (2007-Present); and Vice President, SAAMCO (2011-Present)	N/A	N/A

Capitalized terms used but not defined herein shall have the meaning assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-ALLSUP_082516